Deferred Policy Acquisition Costs	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Insurance [Abstract]
Deferred Policy Acquisition Costs

	Twelve Months Ended December 31, 2023	Twelve Months Ended December 31, 2022
	($ in millions)
Balance at the beginning of the period	$319.0	$290.8
Acquisition costs deferred	357.4	460.0
Amortization of deferred acquisition costs	(380.2)	(431.8)
Balance at the end of the period	$296.2	$319.0
Deferred Policy Acquisition Costs
The following table represents a reconciliation of beginning and ending deferred acquisition costs for the twelve months ended December 31, 2023 and 2022:

	Twelve Months Ended December 31, 2023	Twelve Months Ended December 31, 2022
	($ in millions)
Balance at the beginning of the period	$319.0	$290.8
Acquisition costs deferred	357.4	460.0
Amortization of deferred acquisition costs	(380.2)	(431.8)
Balance at the end of the period	$296.2	$319.0